INTANGIBLE ASSETS (Details Narrative) - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 0	$ 16,134